Post-retirement benefits - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Securities included in fair value of plan assets	$ 4,000,000	$ 3,000,000
Defined benefit expenses excluded form unerlying earnings	0	0	$ 0
Past service cost	(2,000,000)	$ 0	(36,000,000)
Excess of service cost over cash paid to defined contribution plans	3,000,000
Estimated contributions to defined benefit pension plans for 2019	$ 150,000,000
Defined benefit obligation weighted average expected future life time	27 years	27 years
Defined benefit obligation weighted average expected future life time at man aged 60 in 2036	28 years	28 years
Healthcare plans
Disclosure of defined benefit plans [Line Items]
Discount rate	2.50%	3.30%
Medical trend rate	6.30%	6.10%
Reduction in medical trend rate	4.60%	4.60%
UK
Disclosure of defined benefit plans [Line Items]
Estimate of the cost of equalising benefits due to court judgement			$ 9,000,000
Past service cost	$ 1,000,000
Discount rate	1.20%	2.00%